Expenses by Nature	12 Months Ended
Jun. 30, 2025
Expenses by Nature [Abstract]
Expenses by nature
23.	Expenses by nature

	Cost of products sold	Selling expenses	General and administrative expenses	Total

Depreciation and amortization	72,243	-	2,710	74,953
Personnel expenses	37,359	4,185	43,973	85,517
Expenses with service provider	173,986	-	7,720	181,706
Leasing	51,194	-	707	51,901
Cost of agricultural products	372,651	-	-	372,651
Fair value of adjustment of agricultural products	112,815	-	-	112,815
Freight and storage	-	48,602	-	48,602
(Reversal) of allowance for doubtful accounts	-	(203)	-	(203)
Sale of farm	-	6,928	-	6,928
Maintenance, travel expenses and others	13,662	-	12,378	26,040
Period ended June 30, 2025	833,910	59,512	67,488	960,910
Depreciation and amortization	78,705	-	1,470	80,175
Personnel expenses	34,109	4,132	42,026	80,267
Expenses with service provider	198,925	-	9,779	208,704
Leasing	27,567	-	637	28,204
Cost of agricultural products	369,807	-	-	369,807
Fair value of adjustment of agricultural products	17,041	-	-	17,041
Freight and storage	-	45,145	-	45,145
Sale of farm	-	5,787	-	5,787
Maintenance, travel expenses and others	20,865	-	11,622	32,487
Period ended June 30, 2024	747,019	55,064	65,534	867,617
Depreciation and amortization	87,363	-	1,128	88,491
Personnel expenses	36,170	4,884	46,205	87,259
Expenses with service provider	192,050	-	6,790	198,840
Leasing	32,274	-	562	32,836
Cost of agricultural products	370,222	-	-	370,222
Fair value of adjustment of agricultural products	148,260	-	-	148,260
Freight and storage	-	33,861	-	33,861
Allowance for doubtful accounts	-	2,093	-	2,093
Sale of farm	-	170	-	170
Maintenance, travel expenses and others	19,886	-	11,107	30,993
Period ended June 30, 2023	886,225	41,008	65,792	993,025